Average Annual Total Returns{- Fidelity® Export and Multinational Fund} - 08.31 Fidelity Export and Multinational Fund Retail PRO-08 - Fidelity® Export and Multinational Fund	Fidelity Export and Multinational Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Export and Multinational Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Export and Multinational Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Export and Multinational Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Export and Multinational Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Export and Multinational Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Export and Multinational Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Export and Multinational Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Export and Multinational Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.97%	9.73%	10.64%	26.28%	7.30%	8.33%	17.53%	7.11%	8.13%	31.49%	11.70%	13.56%